Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Basis of Presentation and Summary of Significant Accounting Policies
Raw material	$ 484	$ 66
Work in process	614	0
Finished goods	0	0
Total inventories	$ 1,098	$ 66